Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Accrued employee benefits	$ 41,582	$ 37,199
Unrealized foreign exchange (gain) loss	(1,264)	10,294
Depreciation	(5,031)	(6,783)
Operating right of use assets and lease liabilities	5,692	5,639
Accumulated tax loss	347,990	238,989
Provision for bad debt		56,784
Valuation allowance for deferred tax asset	(388,969)
Net deferred tax asset		$ 342,122